PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya MidCap Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.6%
Communication Services : 6.3%
50,619
(1)
Reddit, Inc. - Class A
$ 11,641,864
1.1
271,037
(1)
ROBLOX Corp. - Class
A
37,544,045
3.7
60,172
(1)
Take-Two Interactive
Software, Inc.
15,546,038
1.5
64,731,947
6.3
Consumer Discretionary : 20.1%
205,293
(1)
Birkenstock Holding
PLC
9,289,508
0.9
44,151
(1)
Burlington Stores, Inc.
11,236,430
1.1
22,581
(1)
Carvana Co.
8,518,457
0.8
339,825
(1)
Coupang, Inc.
10,942,365
1.1
28,933
Domino's Pizza, Inc.
12,490,665
1.2
322,365
(1)
DraftKings, Inc. - Class
A
12,056,451
1.2
66,918  Hilton Worldwide
Holdings, Inc.
17,361,206
1.7
236,403
(1)
On Holding AG - Class
A
10,011,667
1.0
120,008  Royal Caribbean
Cruises Ltd.
38,832,189
3.7
102,789
(1)
SharkNinja, Inc.
10,602,685
1.0
133,779
Tapestry, Inc.
15,146,458
1.5
76,037
Texas Roadhouse, Inc.
12,633,548
1.2
335,606
Tractor Supply Co.
19,085,913
1.8
47,473
Williams-Sonoma, Inc.
9,278,598
0.9
40,856
Wingstop, Inc.
10,282,638
1.0
207,768,778
20.1
Consumer Staples : 2.4%
110,067
(1)
Celsius Holdings, Inc.
6,327,752
0.6
72,749
(1)
Dollar Tree, Inc.
6,865,323
0.6
54,019
(1)
e.l.f. Beauty, Inc.
7,156,437
0.7
72,474
McCormick & Co., Inc.
4,849,235
0.5
25,198,747
2.4
Energy : 2.9%
114,180  Chesapeake Energy
Corp.
12,130,483
1.2
61,101
Targa Resources Corp.
10,236,861
1.0
182,597
TechnipFMC PLC
7,203,452
0.7
29,570,796
2.9
Financials : 7.9%
1,017,217
Blue Owl Capital, Inc.
17,221,484
1.7
7,888
(1)
Coinbase Global, Inc.
- Class A
2,662,121
0.3
267,125
Lazard, Inc.
14,098,857
1.4
83,182
(1)
Robinhood Markets,
Inc. - Class A
11,909,999
1.1
285,355
SLM Corp.
7,898,626
0.8
107,651
Synchrony Financial
7,648,603
0.7
171,921
(1)
Toast, Inc. - Class A
6,276,836
0.6
123,372  Tradeweb Markets,
Inc. - Class A
13,691,825
1.3
81,408,351
7.9
Health Care : 15.1%
91,127
(2)
Alcon, Inc.
6,789,873
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
61,875
(1)
Alnylam
Pharmaceuticals, Inc.
$ 28,215,000
2.7
111,462  AmerisourceBergen
Corp.
34,835,219
3.4
168,020
(1)
Doximity, Inc. - Class A
12,290,663
1.2
37,991
(1)
IDEXX Laboratories,
Inc.
24,272,070
2.3
4,181
(1)
Mettler-Toledo
International, Inc.
5,132,637
0.5
35,877
Quest Diagnostics, Inc.
6,837,439
0.7
41,262
(1)
Repligen Corp.
5,515,491
0.5
66,924
(1)
Veeva Systems, Inc.
- Class A
19,937,329
1.9
177,651
(1)
Vera Therapeutics, Inc.
5,162,538
0.5
24,862
(1)
Waters Corp.
7,453,876
0.7
156,442,135
15.1
Industrials : 21.1%
32,974  Applied Industrial
Technologies, Inc.
8,607,863
0.8
29,935
(1)
Axon Enterprise, Inc.
21,482,553
2.1
64,016
(1)
Builders FirstSource,
Inc.
7,761,940
0.8
38,657  Comfort Systems USA,
Inc.
31,898,983
3.1
40,000
HEICO Corp.
12,912,800
1.3
164,470  Howmet Aerospace,
Inc.
32,273,948
3.1
123,097  Johnson Controls
International PLC
13,534,515
1.3
202,951
(1)
Kratos Defense &
Security Solutions, Inc.
18,543,633
1.8
179,821
Leonardo DRS, Inc.
8,163,873
0.8
84,509
(1)
Rocket Lab Corp.
4,048,826
0.4
108,162
(1)
Trex Co., Inc.
5,588,731
0.5
92,492
Verisk Analytics, Inc.
23,262,663
2.2
77,746  Vertiv Holdings Co.
- Class A
11,728,762
1.1
19,884
WW Grainger, Inc.
18,948,657
1.8
218,757,747
21.1
Information Technology : 17.4%
7,754
(1)
AppLovin Corp. - Class
A
5,571,559
0.5
58,111
(1)
Astera Labs, Inc.
11,378,134
1.1
32,636
(1)
Atlassian Corp. - Class
A
5,211,969
0.5
131,293
(1)
Cloudflare, Inc. - Class
A
28,174,165
2.7
162,453
(1)(2)
Core Scientific, Inc.
2,914,407
0.3
9,621
(1)
Crowdstrike Holdings,
Inc. - Class A
4,717,946
0.5
154,043
(1)
Datadog, Inc. - Class A
21,935,723
2.1
72,909
(1)
DocuSign, Inc.
5,256,010
0.5
4,012
(1)
Fair Isaac Corp.
6,004,078
0.6
56,039
(1)
GoDaddy, Inc. - Class
A
7,667,816
0.8
30,594
(1)
HubSpot, Inc.
14,311,873
1.4
148,764
(1)
Klaviyo, Inc. - Class A
4,119,275
0.4
23,123
(1)
Monday.com Ltd.
4,478,694
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya MidCap Opportunities Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
26,191  Monolithic Power
Systems, Inc.
$ 24,112,482
2.3
40,516
(1)
Onto Innovation, Inc.
5,235,478
0.5
69,578
(1)
Rambus, Inc.
7,250,028
0.7
18,213
(1)
SiTime Corp.
5,487,759
0.5
56,250
(1)
Snowflake, Inc. - Class
A
12,687,188
1.2
75,320
(1)
Super Micro Computer,
Inc.
3,610,841
0.4
180,125,425
17.4
Materials : 0.9%
30,622
Vulcan Materials Co.
9,419,940
0.9
Real Estate : 1.9%
80,250
Boston Properties, Inc.
5,965,785
0.6
78,095
Welltower, Inc.
13,911,843
1.3
19,877,628
1.9
Utilities : 2.6%
138,237
Vistra Corp.
27,083,393
2.6
Total Common Stock
(Cost $886,157,780)
1,020,384,887
98.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.1%
Repurchase Agreements : 0.8%
2,182,959
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $2,183,211,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$2,226,645, due
08/27/27-09/01/55)
2,182,959
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,787,348
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.220%,
due 10/01/2025
(Repurchase
Amount $1,787,555,
collateralized
by various U.S.
Government Agency
Obligations, 1.923%-
6.500%, Market Value
plus accrued interest
$1,823,095, due
08/01/32-06/01/64)
$ 1,787,348
0.2
92,269
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$92,280, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $94,114, due
07/15/26-08/15/54)
92,269
0.0
173,835
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase
Amount $173,855,
collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $177,312, due
12/31/31-05/31/32)
173,835
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya MidCap Opportunities Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
240,339
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase
Amount $240,367,
collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $245,146, due
11/18/25-08/15/55)
$ 240,339
0.0
77,355
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$77,364, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $78,902, due
10/23/25-08/15/55)
77,355
0.0
2,206,182
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $2,206,441,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$2,246,177, due
10/15/26-02/15/54)
2,206,182
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,386,693
(3)
TD Securities (USA)
LLC, Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase
Amount $1,386,853,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$1,414,427, due
08/01/42-09/01/55)
$ 1,386,693
0.2
Total Repurchase
Agreements
(Cost $8,146,980)
8,146,980
0.8
Time Deposits : 0.1%
230,000
(3)
Canadian Imperial
Bank of Commerce,
4.090
%,
10/01/2025 230,000
0.0
210,000
(3)
DZ Bank AG,
4.080
%,
10/01/2025 210,000
0.0
210,000
(3)
HSBC Bank PLC,
4.130
%,
10/01/2025 210,000
0.0
230,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
4.100
%,
10/01/2025 230,000
0.0
230,000
(3)
Mizuho Bank Ltd.,
4.100
%,
10/01/2025 230,000
0.1
230,000
(3)
Royal Bank of Canada,
4.140
%,
10/01/2025 230,000
0.0
230,000
(3)
Societe Generale S.A.,
4.090
%,
10/01/2025 230,000
0.0
Total Time Deposits
(Cost $1,570,000)
1,570,000
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya MidCap Opportunities Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.2%
12,447,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $12,447,000) $ 12,447,000 1.2
Total Short-Term
Investments
(Cost $22,163,980)
$ 22,163,980
2.1
Total Investments in
Securities
(Cost $908,321,760) $ 1,042,548,867 100.7
Liabilities in Excess
of Other Assets (7,499,910) (0.7)
Net Assets $ 1,035,048,957 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya MidCap Opportunities Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 1,020,384,887 $ — $ — $ 1,020,384,887
Short-Term Investments 12,447,000 9,716,980 — 22,163,980
Total Investments, at fair value $ 1,032,831,887 $ 9,716,980 $ — $ 1,042,548,867
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 182,402,605
Gross Unrealized Depreciation (48,175,498)
Net Unrealized Appreciation $ 134,227,107